Geographic Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Income Taxes [Line Items]
Income (loss) before income taxes		$ 9,791	$ 10,299	$ 15,446	$ 18,095	$ (71,129)	$ 5,146
UNITED STATES
Income Taxes [Line Items]
Income (loss) before income taxes						(68,079)	(29,377)
Rest of World
Income Taxes [Line Items]
Income (loss) before income taxes						$ (3,050)	$ 34,523
Predecessor
Income Taxes [Line Items]
Income (loss) before income taxes	$ (39,306)							$ 13,528
Predecessor | UNITED STATES
Income Taxes [Line Items]
Income (loss) before income taxes	(41,656)							3,810
Predecessor | Rest of World
Income Taxes [Line Items]
Income (loss) before income taxes	$ 2,350							$ 9,718